Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000222702
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2010 Fund
Class Name	Investor Class
Trading Symbol	(TBLQX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2010 Fund - Investor Class	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date 2010 Index, structural composition contributed to performance for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap value equity and emerging markets bond allocations also had favorable impacts, as the corresponding strategies each outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection within the dynamic global bond strategy, which trailed its benchmark. Selection within the emerging markets equity strategy weighed, as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 7/26/2021
Retirement Blend 2010 Fund (Investor Class)	12.47%	1.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 3.78
S&P Target Date 2010 Index (Strategy Benchmark)	9.20	0.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 30,778,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 48,000
InvestmentCompanyPortfolioTurnover	27.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$30,778
Number of Portfolio Holdings	26

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	37.5%
Domestic Equity Funds	35.0
International Bond Funds	13.5
International Equity Funds	11.7
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price U.S. Limited Duration TIPS Index Fund	15.2%
T. Rowe Price QM U.S. Bond Index Fund	14.7
T. Rowe Price Equity Index 500 Fund	12.7
T. Rowe Price International Equity Index Fund	6.0
T. Rowe Price International Bond Fund (USD Hedged)	5.2
T. Rowe Price Hedged Equity Fund	4.8
T. Rowe Price Value Fund	4.6
T. Rowe Price Growth Stock Fund	4.2
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price Emerging Markets Bond Fund	3.5

Material Fund Change [Text Block]
C000222703
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2010 Fund
Class Name	I Class
Trading Symbol	(TBLBX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2010 Fund - I Class	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date 2010 Index, structural composition contributed to performance for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap value equity and emerging markets bond allocations also had favorable impacts, as the corresponding strategies each outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection within the dynamic global bond strategy, which trailed its benchmark. Selection within the emerging markets equity strategy weighed, as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 7/26/2021
Retirement Blend 2010 Fund (I Class)	12.61%	1.20%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 3.78
S&P Target Date 2010 Index (Strategy Benchmark)	9.20	0.77

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 30,778,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 48,000
InvestmentCompanyPortfolioTurnover	27.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$30,778
Number of Portfolio Holdings	26

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	37.5%
Domestic Equity Funds	35.0
International Bond Funds	13.5
International Equity Funds	11.7
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price U.S. Limited Duration TIPS Index Fund	15.2%
T. Rowe Price QM U.S. Bond Index Fund	14.7
T. Rowe Price Equity Index 500 Fund	12.7
T. Rowe Price International Equity Index Fund	6.0
T. Rowe Price International Bond Fund (USD Hedged)	5.2
T. Rowe Price Hedged Equity Fund	4.8
T. Rowe Price Value Fund	4.6
T. Rowe Price Growth Stock Fund	4.2
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price Emerging Markets Bond Fund	3.5

Material Fund Change [Text Block]